CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues	¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
Convertible senior notes	1.625%	1.625%
Related Party
Net revenues	¥ 92,330		¥ 113,288	¥ 133,758